Dividends - Additional Information (Detail) - Subsequent Event [Member]	Nov. 08, 2018 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.285
Cash dividend anticipated payable date	2019-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 08, 2018
Quarterly dividend payment per share	$ 0.25
Record Date	Dec. 31, 2018
Cash dividend payable date	Jan. 18, 2019